Schedule of investments

Delaware International Opportunities Bond Fund June 30, 2020 (Unaudited)

		Principal amount°	Value (US $)
Corporate Bonds – 9.34%
Banking - 8.55%
Development Bank of Japan 0.235% 10/13/27	JPY	200,000,000	$1,865,679
Kreditanstalt Fuer Wiederaufbau 0.00% 12/15/22	EUR	1,710,000	1,947,572
			3,813,251
Electric - 0.79%
Israel Electric 144A 5.00% 11/12/24 #		315,000	353,986
			353,986
Total Corporate Bonds (cost $4,133,551)			4,167,237

Regional Bonds – 11.28%Δ
Canada - 6.69%
Province of Alberta Canada 2.20% 6/1/26	CAD	1,290,000	1,008,881
Province of British Columbia Canada 2.20% 6/18/30	CAD	1,185,000	948,698
Province of Quebec Canada 2.30% 9/1/29	CAD	1,280,000	1,025,490
			2,983,069
Japan - 4.59%
Japan Finance Organization For Municipalities
0.205% 5/28/27	JPY	220,000,000	2,048,130
			2,048,130
Total Regional Bonds (cost $4,941,642)			5,031,199

Sovereign Bonds – 69.86%Δ
Australia - 4.93%
Australia Government Bonds
2.25% 11/21/22	AUD	1,260,000	910,927
2.75% 11/21/29	AUD	1,315,000	1,064,027
3.00% 3/21/47	AUD	255,000	224,163
			2,199,117
Austria - 0.88%
Republic of Austria Government Bond 144A
1.50% 2/20/47 #	EUR	265,000	392,562
			392,562
Belgium - 2.47%
Kingdom of Belgium Government Bonds
144A 1.45% 6/22/37 #	EUR	480,000	646,095
144A 4.25% 3/28/41 #	EUR	230,000	455,563
			1,101,658
Canada - 1.67%
Canadian Government Bonds 2.50% 6/1/24	CAD	615,000	491,348
Canadian When Issued Government Bonds 2.00% 6/1/29	CAD	300,000	255,046
			746,394

NQ-QTV [6/20] 8/20 (1294197) 1

Schedule of investments

Delaware International Opportunities Bond Fund (Unaudited)

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Denmark - 0.87%
Denmark Government Bond 0.50% 11/15/27	DKK	2,415,000	$389,573
			389,573
Finland - 0.25%
Finland Government Bond 144A 1.375% 4/15/47 #	EUR	75,000	110,644
			110,644
France - 6.83%
French Republic Government Bond OAT 144A
1.25% 5/25/36 #	EUR	2,320,000	3,048,364
			3,048,364
Germany - 4.88%
Bundesrepublik Deutschland Bundesanleihe
0.00% 8/15/29	EUR	155,000	182,817
0.00% 8/15/50	EUR	555,000	625,775
0.50% 2/15/25	EUR	765,000	908,919
Deutsche Bundesrepublik Inflation Linked Bond
0.50% 4/15/30	EUR	349,648	460,695
			2,178,206
Ireland - 0.29%
Ireland Government Bond 1.35% 3/18/31	EUR	100,000	128,547
			128,547
Italy - 7.65%
Italy Buoni Poliennali Del Tesoro
1.75% 7/1/24	EUR	725,000	854,412
3.00% 8/1/29	EUR	1,155,000	1,502,560
144A 3.85% 9/1/49 #	EUR	695,000	1,056,156
			3,413,128
Japan - 12.14%
Japan Finance 0.911% 7/19/23	JPY	210,000,000	1,999,313
Japan Government Thirty Year Bond 0.40% 9/20/49	JPY	237,150,000	2,091,021
Tokyo Metropolitan Government 0.475% 9/19/25	JPY	140,000,000	1,326,118
			5,416,452
Mexico - 3.07%
Mexican Bonos
8.00% 9/5/24	MXN	11,000,000	535,477
8.00% 11/7/47	MXN	6,000,000	292,749
8.50% 5/31/29	MXN	10,500,000	541,192
			1,369,418
Netherlands - 1.53%
Netherlands Government Bonds
144A 0.25% 7/15/29 #	EUR	380,000	451,448

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(Unaudited)

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Netherlands (continued)
Netherlands Government Bonds
144A 2.75% 1/15/47 #	EUR	120,000	$233,165
			684,613
New Zealand - 4.47%
New Zealand Government Bonds
3.00% 4/20/29	NZD	445,000	340,867
6.00% 5/15/21	NZD	2,440,000	1,653,369
			1,994,236
Poland - 1.65%
Republic of Poland Government Bond 2.25% 4/25/22	PLN	2,800,000	736,239
			736,239
Portugal - 0.56%
Portugal Obrigacoes do Tesouro 144A 2.25% 4/18/34 #	EUR	185,000	248,161
			248,161
Spain - 5.05%
Spain Government Bonds
144A 0.60% 10/31/29 #	EUR	1,105,000	1,270,486
144A 1.50% 4/30/27 #	EUR	200,000	246,301
144A 2.70% 10/31/48 #	EUR	485,000	736,513
			2,253,300
United Kingdom - 10.67%
United Kingdom Gilt
0.50% 7/22/22	GBP	190,000	238,359
0.625% 6/7/25	GBP	320,000	409,755
0.875% 10/22/29	GBP	1,135,000	1,504,867
1.00% 4/22/24	GBP	435,000	561,277
1.75% 1/22/49	GBP	1,280,000	2,047,623
			4,761,881
Total Sovereign Bonds (cost $30,996,501)			31,172,493

Supranational Banks – 6.78%
European Investment Bank
0.375% 5/15/26	EUR	1,660,000	1,966,711
0.875% 1/30/25	SEK	2,000,000	221,073
International Bank for Reconstruction and Development
0.50% 6/21/35	EUR	700,000	836,070
Total Supranational Banks (cost $2,938,932)			3,023,854

NQ-QTV [6/20] 8/20 (1294197) 3

Schedule of investments

Delaware International Opportunities Bond Fund (Unaudited)

	Principal amount°	Value (US $)
US Treasury Obligation – 1.03%
US Treasury Floating Rate Note
0.264% (USBMMY3M + 0.114%) 4/30/22 •	460,000	$460,353
Total US Treasury Obligation (cost $460,304)		460,353

	Number of shares
Short-Term Investment – 0.28%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.10%)	25,137	25,137
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.06%)	25,137	25,137
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.15%)	25,136	25,136
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.03%)	25,137	25,137
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.04%)	25,137	25,137
Total Short-Term Investments (cost $125,684)		125,684
Total Value of Securities – 98.57%
(cost $43,596,614)		43,980,820
Receivables and Other Assets Net of Liabilities – 1.43% ★		637,076
Net Assets Applicable to 5,244,577 Shares Outstanding – 100.00%		$44,617,896

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At June 30, 2020, the aggregate value of Rule 144A securities was $9,249,444, which represents
20.73% of the Fund’s net assets.
★ Includes $14,942 cash collateral held at broker for futures contracts as of June 30, 2020.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

4 NQ-QTV [6/20] 8/20 (1294197)

(Unaudited)

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2020:
Foreign Currency Exchange Contracts

		Currency to			Settlement		Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation		Depreciation
BNYM	CAD	(3,300)	USD	2,422	7/1/20		$—	$(8)
BNYM	EUR	(1,140)	USD	1,280	7/1/20		—	(1)
BNYM	EUR	(6,343)	USD	7,121	7/2/20		—	(6)
BNYM	JPY	950,000	USD	(8,805)	7/1/20		—	(7)
JPMCB	JPY	597,223,167	USD	(5,484,445)	9/18/20		52,833	—
TD	AUD	(1,718,003)	USD	1,200,892	9/18/20		14,984	—
TD	CAD	(3,610,000)	USD	2,698,369	9/18/20		38,841	—
TD	EUR	1,965,000	USD	(2,228,840)	9/18/20		—	(17,168)
TD	NZD	(3,000,000)	USD	1,959,810	9/18/20		24,050	—
Total Foreign Currency Exchange Contracts							$130,708	$(17,190)
Futures Contracts
								Variation
								Margin
			Notional		Value/		Value/	Due from
		Notional	Cost	Expiration	Unrealized		Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation		Depreciation	Brokers
(15) CAN 10yr Bond		$(1,699,543)	$ (1,669,247)	9/21/20		$—	$(30,296)	$2,188
(57) Euro-BOBL		(8,644,052)	(8,595,911)	9/8/20		—	(48,141)	1,287
5 JPN 10yr Bond		7,036,351	7,019,233	9/14/20		17,118	—	(8,987)
16 US Treasury 5 yr
Notes		2,011,875	2,001,788	9/30/20		10,087	—	(500)
(2) US Ultra Bond		(436,313)	(421,995)	9/21/20		—	(14,318)	2,063
Total Futures
Contracts		$ (1,666,132)				$27,205	$(92,755)	$(3,949)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the
Fund’s net assets.

NQ-QTV [6/20] 8/20 (1294197) 5

Schedule of investments

Delaware International Opportunities Bond Fund (Unaudited)

Summary of abbreviations:
AUD – Australian Dollar
BNYM – The Bank of New York Mellon
BOBL – Bundesobligationen
CAD – Canadian Dollar
DKK – Danish Krone
EUR – Euro
GBP – British Pound Sterling
GS – Goldman Sachs
ICE – Intercontinental Exchange
JPMCB – JPMorgan Chase Bank
JPY – Japanese Yen
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MXN – Mexican Peso
NZD – New Zealand Dollar
OAT – Obligations Assimilables du Tresor
PLN – Polish Zloty
SEK – Swedish Krona
TD – TD Bank
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year

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